Quarterly Consolidated Financial Information	12 Months Ended
Dec. 31, 2013
Disclosure Quarterly Consolidated Financial Information [Abstract]
Quarterly Consolidated Financial Information

KINDRED HEALTHCARE, INC.

QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

(In thousands, except per share amounts)

The following tables represent summary quarterly consolidated financial information (unaudited) for the years ended December 31, 2013 and 2012:

	2013 (a)
	First	Second	Third	Fourth
Revenues	$1,259,434	$1,191,030	$1,175,445	$1,209,676
Net income (loss):
Income (loss) from continuing operations	10,874	13,729	(15,762)	(50,747)
Discontinued operations, net of income taxes:
Loss from operations	(5,376)	(1,050)	(25,466)	(7,150)
Loss on divestiture of operations	(2,025)	(10,852)	(65,016)	(5,994)
Loss from discontinued operations	(7,401)	(11,902)	(90,482)	(13,144)
Net income (loss)	3,473	1,827	(106,244)	(63,891)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(467)	(116)	(841)	(2,466)
Discontinued operations	51	34	87	61
	(416)	(82)	(754)	(2,405)
Income (loss) attributable to Kindred	3,057	1,745	(106,998)	(66,296)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.02)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.14)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.25)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Diluted:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.02)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.14)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.25)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Shares used in computing earnings (loss) per common share:
Basic	52,062	52,265	52,323	52,344
Diluted	52,083	52,284	52,323	52,344
Market prices:
High	11.74	14.49	16.63	20.51
Low	10.21	9.75	12.50	13.13

(a)	See accompanying discussion of certain quarterly items.

	2012 (a)
	First	Second	Third	Fourth
Revenues	$1,237,475	$1,200,632	$1,198,023	$1,220,012
Net income (loss):
Income (loss) from continuing operations	17,128	11,006	8,836	(82,453)
Discontinued operations, net of income taxes:
Income from operations	2,684	4,613	1,051	2,556
Loss on divestiture of operations	(1,170)	(356)	(2,280)	(939)
Income (loss) from discontinued operations	1,514	4,257	(1,229)	1,617
Net income (loss)	18,642	15,263	7,607	(80,836)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(509)	171	(121)	(923)
Discontinued operations	58	68	80	133
	(451)	239	(41)	(790)
Income (loss) attributable to Kindred	18,191	15,502	7,566	(81,626)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.32	0.21	0.16	(1.61)
Discontinued operations:
Income from operations	0.05	0.09	0.02	0.05
Loss on divestiture of operations	(0.02)	(0.01)	(0.04)	(0.02)
Income (loss) from discontinued operations	0.03	0.08	(0.02)	0.03
Net income (loss)	0.35	0.29	0.14	(1.58)
Diluted:
Income (loss) from continuing operations	0.32	0.21	0.16	(1.61)
Discontinued operations:
Income from operations	0.05	0.09	0.02	0.05
Loss on divestiture of operations	(0.02)	(0.01)	(0.04)	(0.02)
Income (loss) from discontinued operations	0.03	0.08	(0.02)	0.03
Net income (loss)	0.35	0.29	0.14	(1.58)
Shares used in computing earnings (loss) per common share:
Basic	51,603	51,664	51,676	51,692
Diluted	51,638	51,675	51,709	51,692
Market prices:
High	13.62	10.87	12.76	12.13
Low	8.63	7.60	8.80	9.68

(a)	See accompanying discussion of certain quarterly items.

SIGNIFICANT QUARTERLY ADJUSTMENTS

The following is a description of significant quarterly adjustments recorded during 2013 and 2012:

Fourth quarter 2013

Operating results for the fourth quarter of 2013 included pretax charges related to costs incurred in connection with the closing of a TC hospital of $0.5 million, a litigation charge of $7.0 million, severance and retirement costs of $3.7 million, transaction-related costs of $0.4 million and an impairment charge of $76.1 million.

Third quarter 2013

Operating results for the third quarter of 2013 included pretax charges related to costs incurred in connection with the closing of a TC hospital of $5.5 million, litigation charges of $23.8 million, severance and retirement costs of $1.9 million, $0.5 million of costs associated with closing a home health location, $0.6 million of fees and charges associated with the modification of certain of the Company’s senior debt and transaction-related costs of $0.6 million.

Second quarter 2013

Operating results for the second quarter of 2013 included pretax charges related to charges associated with the modification of certain of the Company’s senior debt of $1.4 million and transaction-related costs of $0.1 million.

First quarter 2013

Operating results for the first quarter of 2013 included pretax charges related to one-time bonus costs paid to employees who do not participate in the Company’s incentive compensation program of $19.8 million and transaction-related costs of $1.0 million.

Fourth quarter 2012

Operating results for the fourth quarter of 2012 included pretax charges related to employee severance costs of $3.4 million and contract cancellation costs of $0.9 million incurred in connection with restructuring activities, transaction-related costs of $0.6 million, a lease cancellation charge of $0.1 million and impairment charges of $107.9 million.

Third quarter 2012

Operating results for the third quarter of 2012 included pretax charges related to transaction-related costs of $0.5 million and a lease cancellation charge of $0.6 million.

Second quarter 2012

Operating results for the second quarter of 2012 included pretax charges related to employment-related lawsuits of $5.0 million, costs incurred in connection with the closing of two TC hospitals of $1.4 million, the cancellation of a sub-acute unit project of $0.9 million, transaction-related costs of $0.6 million and a lease cancellation charge of $0.9 million.

First quarter 2012

Operating results for the first quarter of 2012 included pretax charges related to costs incurred in connection with the closing of a regional office of $2.2 million and transaction-related costs of $0.5 million.